Schedule of repayment of loans from directors (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Loans from directors	$ 5,531,076	$ 43,418,390
Loans repayable	5,531,076	43,418,390
Within One Year Or On Demand [Member]
IfrsStatementLineItems [Line Items]
Loans from directors
In The Second To Fifth Years [Member]
IfrsStatementLineItems [Line Items]
Loans from directors	5,531,076	43,418,390
More than five years [member]
IfrsStatementLineItems [Line Items]
Loans from directors